Segment Information - Summary of Products and Services (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	₩ 16,229,134	₩ 13,780,604	₩ 14,483,603
Banking service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	10,115,516	9,278,875	8,132,794
Securities service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,667,041	1,124,822	1,675,977
Non-life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,173,901	737,135	1,285,593
Credit card service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	2,026,032	1,785,413	1,773,989
Life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	187,650	(59,645)	631,065
Others
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	₩ 1,058,994	₩ 914,004	₩ 984,185